INCOME TAXES (Schedule of Deferred Tax Assets and Liabilities) (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current deferred tax assets:
Net operating loss carryforwards		$ 222,130
Reserves and allowances		28,599	45,157
Inventory		19,407	97,966
Accrued expenses and deferred income		9,670	10,196
Charitable contributions		1,317
Total current deferred tax assets		281,123	153,319
Valuation allowance		(3,808)
Total current deferred tax assets, net of valuation allowance		277,315	153,319
Deferred tax liabilities:
Section 481 (a) adjustment		(48,900)
Property and equipment		(6,285)	(10,282)
Total deferred tax liabilities		(55,185)	(10,282)
Net current deferred tax assets	222,130	222,130	143,037
Non-current deferred tax assets:
Net operating loss carryforwards		301,422
Stock-based compensation expense		475,847	458,504
Total non-current deferred tax assets		777,269	458,504
Valuation allowance		(777,269)	(458,504)
Total non-current deferred tax assets, net of valuation allowance
Net deferred tax assets		222,130	143,037
Tax liens paid		281,236
Valuation allowance	(619,209)	(781,077)	(458,504)
Federal net operating losses	36,653	1,159,036
State net operating losses	$ 1,368,809	$ 2,354,117
Net federal operating loss carry-forward expiration dates	Dec. 31, 2032	Dec. 31, 2032